Average Annual Total Returns	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #1 Delaware Tax-Free California Fund Class A 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A 10 years or lifetime	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Tax-Free California Fund Class C 1 year	Prospectus #1 Delaware Tax-Free California Fund Class C 5 years	Prospectus #1 Delaware Tax-Free California Fund Class C 10 years or lifetime	Prospectus #1 Delaware Tax-Free California Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free California Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Inception Date	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 10 years or lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 10 years or lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Inception Date	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #1 Delaware Tax-Free New York Fund Class A 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A 10 years or lifetime	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Tax-Free New York Fund Class C 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class C 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class C 10 years or lifetime	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Inception Date	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 10 years or lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 10 years or lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Inception Date	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 10 years or lifetime	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 10 years or lifetime	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 10 years or lifetime
Total	7.54%	3.53%	4.34%	3.00%	2.71%	4.53%	2.72%	2.64%	4.49%	3.20%	2.83%	4.36%	6.07%	2.89%	4.23%	8.14%	3.94%	5.33%	Dec. 31, 2013	7.54%	3.53%	4.34%	1.83%	2.03%	2.80%	1.83%	2.03%	2.80%	2.31%	2.25%	2.90%	4.88%	2.21%	2.51%	6.93%	3.23%	4.19%	Dec. 31, 2013	7.54%	3.53%	4.34%	2.81%	2.47%	3.95%	2.63%	2.44%	3.93%	2.93%	2.59%	3.82%	5.87%	2.66%	3.65%	7.93%	3.69%	5.04%	Dec. 31, 2013	7.54%	3.53%	4.34%	2.88%	2.51%	3.94%	2.88%	2.51%	3.94%	2.86%	2.63%	3.85%	5.92%	2.69%	3.64%	8.10%	3.72%	4.77%	Dec. 31, 2013	7.54%	3.53%	4.34%	5.07%	4.06%	5.90%	5.07%	4.06%	5.90%	4.67%	4.03%	5.61%	8.11%	4.24%	5.58%	10.27%	5.28%	6.65%